Financial Assets - Contractual Maturity Schedule of Available-for-Sale Securities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Available-for-sale securities	¥ 1,429,287	¥ 1,215,603
Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities	793,544	580,810
Debt securities [member] | Within one year [member]
Disclosure of financial assets [line items]
Available-for-sale securities	36,597	36,870
Debt securities [member] | After one year but within five years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	179,476	125,202
Debt securities [member] | After five years but within ten years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	318,992	271,394
Debt securities [member] | After ten years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	¥ 258,479	¥ 147,344